CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH - Reconciliation of cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands		1 Months Ended
	Jan. 27, 2020	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Line Items]
Restricted Cash, Noncurrent			$ 2,148	$ 12,077
Cash and cash equivalents			784,574	312,799
Restricted Cash			2,148	12,077
Total			$ 786,722	324,876	$ 96,440	$ 75,252
Payroll, Amount Awarded, CARES Act	$ 25,000	$ 76,400
Amended 1st Credit Facility | Credit Facility
Cash and Cash Equivalents [Line Items]
Restricted Cash, Noncurrent				$ 10,000